PRIVATE PLACEMENT AND JH DARBIE FINANCING (Tables)	12 Months Ended
Dec. 31, 2021
Private Placement And Jh Darbie Financing
SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT

As of December 31, 2021 and 2020, debt recorded under the JH Darbie Financing, net of debt discounts, consist of the following amounts:

	December 31, 2021	December 31, 2020
Convertible promissory notes
Subscription agreements - accredited investors	$2,353,253	$943,586
Subscription agreements – related party	109,046	67,992
Total convertible promissory notes	$2,462,299	$1,011,578

SCHEDULE OF FAIR VALUE WARRANTS ESTIMATED USING BLACK SCHOLES VALUATION MODEL

Expected Term	1.5 years
Expected volatility	152.3%-164.8%
Risk-free interest rates	0.09%-0.11%
Dividend yields	0.00%

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.12%-0.15%
Dividend yields	0.00%

SCHEDULE OF WARRANTS VALUATION INPUT
Expected Term	1-2 years
Expected volatility	94.4%-130.0%
Risk-free interest rates	0.08%-0.25%
Dividend yields	0.00%